Long-term debt and credit facility (Tables)	12 Months Ended
Dec. 31, 2024
Long-term debt and credit facility
Schedule of long-term debt

	2024	2023
	($)	($)
Balance – Beginning of year	16,923	16,919
Additions – Credit Facility	65,723	—
Additions – Mining equipment financings	1,065	5,878
Repayment of Credit Facility and mining equipment financings	(43,253)	(5,675)
Interest capitalized	5,377	—
Interest paid	(3,696)	—
Currency translation adjustments	3,678	(199)
Balance – End of year	45,817	16,923

Current portion	40,314	11,821
Non-current portion	5,503	5,102
	45,817	16,923

Summary of payments in monthly instalments

	Less than 1 year	1-2 years	3-4 years
	$	$	$
Total payments – Mining equipment financings	4,697	5,156	347
Total payments – Credit Facility (principal)	35,618	—	—